SHAREHOLDERS’ EQUITY/DEFICIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock shares issued	86,154,818	63,151,000
Common stock, shares outstanding	86,154,818	63,151,000
Number of options granted	8,290,000
Number of warrants granted	3,000,000	0
Proceeds from exercise of options and warrants	$ 75,000	$ 35,000
Warrants to acquire of common stock	750,000	350,000
Settlement amount of outstanding accounts payable to warrant holder	$ 40,000
Stock issued value, accounts payable and loans payable	$ 432,963	$ 586,000
Number of shares issued, accounts payable and loans payable	882,963	2,431,000
Gain on extinguishment of debt		$ 548,563
Warrants granted for services		100,000
Equity Compensation Plans [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of option grants authorized			10,000,000
Other Income [Member]
Subsidiary or Equity Method Investee [Line Items]
Gain on extinguishment of debt		$ 548,563
DM Lab [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued in connection with acquisition	16,012,750
Number of shares sold	2,283,105
Shares sold price per share	$ 2.19
Aggregate purchase price	$ 5,000,000
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued upon conversion of convertible notes	3,075,000
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants to acquire of common stock		1,000,000
Warrants granted for services		$ 100,000
DHC Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
DHC Acquisition Corp [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of sum of ordinary shares issued and outstanding	20.00%
DHC Acquisition Corp [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote for each share
Temporary equity shares issued	2,057,453	30,945,072
Temporary equity shares outstanding	2,057,453	30,945,072
Common stock shares issued	0	0
Common stock, shares outstanding	0	0
Warrants to acquire of common stock	16,441,034
DHC Acquisition Corp [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, voting rights	one vote for each share
Common stock shares issued	7,736,268	7,736,268
Common stock, shares outstanding	7,736,268	7,736,268
Common stock conversion basis	one-for-one basis